Leases - Additional Information (Detail) - CAD ($) $ in Millions		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2020	Dec. 31, 2019
Leases Disclosure [Line Items]
Cash outflow in relation to lease obligation		$ 9	$ 10
Deferred base rent balance	$ 3
Real Estate [member] | Bottom Of Range [Member]
Leases Disclosure [Line Items]
Terms of operating lease commitments		1 year
Real Estate [member] | Top of Range [Member]
Leases Disclosure [Line Items]
Terms of operating lease commitments		10 years
Vehicles [member] | Bottom Of Range [Member]
Leases Disclosure [Line Items]
Terms of operating lease commitments		3 years
Vehicles [member] | Top of Range [Member]
Leases Disclosure [Line Items]
Terms of operating lease commitments		4 years
Rig Equipment [Member]
Leases Disclosure [Line Items]
Long-term drilling contracts		$ 477	$ 1,000
Rig Equipment [Member] | Bottom Of Range [Member]
Leases Disclosure [Line Items]
Term of operating leases under long term drilling contracts		1 year
Rig Equipment [Member] | Top of Range [Member]
Leases Disclosure [Line Items]
Term of operating leases under long term drilling contracts		5 years